Cash and Cash Equivalents - Summary of Cash and Cash Equivalents Denominated in the Functional Currency of the Subsidiary Undertaking or Other Currencies (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents	£ 2,809	£ 3,139
Functional Currency
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents	2,422	2,597
U.S. Dollar
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents	170	197
Euro
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents	92	170
Other Currencies
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents	£ 125	£ 175